Land use right, net	12 Months Ended
Dec. 31, 2016
Intangible assets, net [Abstract]
Land Use Right Disclosure
12.	Land use right, net

Land use right consists of the following:

December 31, 2016
RMB

Gross carrying amount	1,916,309
Less: accumulated amortization	(43,915)

Land use right, net	1,872,394

Land use right was acquired in 2016 and amortization expense for the year ended December 31, 2016 was RMB43,915.